Shareholders' Equity (Deficit) (Tables)	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
Schedule of confer upon their holders the right to receive notice to participate and vote in general meetings
	Number of shares
	June 30, 2021		December 31, 2020
	Unaudited
	Authorized	Issued and outstanding	Authorized		Issued and outstanding
Ordinary shares of $0.09 par value	2,000,000,000	13,464,746	2,000,000,000	*	9,103,924	*
Warrants**	3,450,000	3,450,000	-		-